Contingencies and Commitments - Guarantees Granted - Banchile Corredores de Seguros Ltda (Details) - CLF [Member] in Millions	12 Months Ended
Dec. 31, 2019 CLF ( )
Disclosure of contingent liabilities [line items]
Responsibility for errors and omissions policy	60,000
Civil responsibility policy	500